Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	May 06, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Marketing and Advertising Expense, Total		$ 1,105,000	$ 963,000	$ 882,000
Advertising Expense		$ 204,000	$ 198,000	$ 261,000
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 604,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		50 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number Of Customers		1	2
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage		15.00%	14.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage			11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number Of Customers			2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage		17.00%	9.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage			19.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Number of Vendors		5	4
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor One [Member]
Concentration Risk, Percentage		20.00%	32.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Two [Member]
Concentration Risk, Percentage		19.00%	19.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Three [Member]
Concentration Risk, Percentage		19.00%	11.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Four [Member]
Concentration Risk, Percentage		11.00%	10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Five [Member]
Concentration Risk, Percentage		11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Number of Vendors		5	4
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentration Risk, Percentage		31.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk, Percentage		17.00%	23.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Three [Member]
Concentration Risk, Percentage		21.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Four [Member]
Concentration Risk, Percentage		5.00%	12.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Five [Member]
Concentration Risk, Percentage		13.00%